Stockholders' Deficiency - Schedule of Warrant Activity (Details)	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of Warrants Exercisable, Balance | shares	2,952,460
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 4.25
Weighted Average Exercise Price Outstanding, Issued	1.81
Weighted Average Exercise Price Outstanding, Expired	3.50
Weighted Average Exercise Price Outstanding, Ending Balance	3.21
Weighted Average Exercise Price Exercisable, Balance	$ 4.03
Weighted Average Remaining Life In Years Outstanding	8 years
Weighted Average Remaining Life In Years Exercisable	7 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding | $
Aggregate Intrinsic Value, Exercisable | $
Warrant [Member]
Number of Warrants Outstanding, Beginning Balance | shares	3,435,134
Number of Warrants Outstanding, Issued | shares	266,521
Number of Warrants Outstanding, Exercised | shares	(207,084)
Number of Warrants Outstanding, Expired | shares	(11,168)
Number of Warrants Outstanding, Ending Balance | shares	3,483,403
Number of Warrants Exercisable, Balance | shares	3,483,403
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 4.47
Weighted Average Exercise Price Outstanding, Issued	3.31
Weighted Average Exercise Price Outstanding, Exercised	2.00
Weighted Average Exercise Price Outstanding, Expired	42.72
Weighted Average Exercise Price Outstanding, Ending Balance	3.63
Weighted Average Exercise Price Exercisable, Balance	$ 3.63
Weighted Average Remaining Life In Years Outstanding	2 years 1 month 6 days
Weighted Average Remaining Life In Years Exercisable	2 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding | $
Aggregate Intrinsic Value, Exercisable | $